Consolidated Statements of Cash Flows - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 291,115
Receipts from interest income	2,184
Payments to suppliers and employees	(3,057,350)
Net cash (used in) provided by operating activities from continuing operations	(2,764,051)
Net cash provided by (used in) operating activities from discontinued operations	(8,207,701)	966,511	(2,184,930)
Net cash provided by (used in) operating activities	(10,971,752)	966,511	(2,184,930)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities from continuing operations
Net cash used in investing activities from discontinued operations	(238,021)	(1,380,248)	(3,975,622)
Net cash used in investing activities	(238,021)	(1,380,248)	(3,975,622)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	2,911,632
Proceeds from capital contributed			3,024,191
Payment of capital raising cost			(3,804,192)
Proceeds from convertible notes			1,533,742
Payment of convertible notes issued cost			(234,663)
Net cash provided by financing activities from continuing operations	2,911,632		519,078
Net cash provided by financing activities from discontinued operations	6,782,853	2,208,900	6,034,341
Net cash provided by financing activities	9,694,485	2,208,900	6,553,419
Net (decrease)/increase in cash and cash equivalents held	(1,515,288)	1,795,163	392,867
Cash and cash equivalents at beginning of the year	2,309,303	514,140	121,273
Cash and cash equivalents at end of financial year	794,015	2,309,303	514,140
Less: Cash and cash equivalents from discontinued operations	(646,434)	(2,309,303)	(514,140)
Cash and cash equivalents from continuing operations, end of year	147,581
Cash paid for interest – discontinued operations	793,854	421,618	708,630
Cash paid for (refund of) income taxes – discontinued operations	$ (76,070)		$ (34,510)